Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Net Unrealized Investment Gain (Loss) [Member]	Accumulated Translation Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 37	$ 141,784	$ 36,746	$ (2,203)	$ 3,634	$ (218)	$ 1,213		$ 179,780
Balance (in Shares) at Dec. 31, 2008	1,832,788,400
Shares for exercise of stock options		114							114
Shares for exercise of stock options (in Shares)	2,397,000
Shares for Employee Stock Purchase Plan		575							575
Shares for Employee Stock Purchase Plan (in Shares)	10,685,400
Shares vested under restricted share units (in Shares)	6,911,250
Acquisition of treasury stock – shares								(3,905)	(3,905)
Retirement of treasury stock	(1)	(3,189)	(715)					3,905
Retirement of treasury stock (in Shares)	(43,320,850)
Stock-based compensation		3,395							3,395
Net income (loss)			(2,817)						(2,817)
Pension gain (loss)						9	9		9
Foreign currency translation adjustments					287		287		287
Unrealized loss on available-for-sale securities				2,006			2,006		2,006
Balance at Dec. 31, 2009	36	142,679	33,214	(197)	3,921	(209)	3,515		179,444
Balance (in Shares) at Dec. 31, 2009	1,809,461,200
Shares for exercise of stock options		33							33
Shares for exercise of stock options (in Shares)	607,300
Shares for Employee Stock Purchase Plan		500							500
Shares for Employee Stock Purchase Plan (in Shares)	5,059,650
Shares vested under restricted share units	1	(1)
Shares vested under restricted share units (in Shares)	14,397,750
Acquisition of treasury stock – shares								(20,460)	(20,460)
Retirement of treasury stock	(3)	(11,402)	(8,479)					19,884
Retirement of treasury stock (in Shares)	(154,504,800)
Stock-based compensation		3,894							3,894
Net income (loss)			12,202						12,202
Pension gain (loss)						(183)	(183)		(183)
Foreign currency translation adjustments					2,583		2,583		2,583
Unrealized loss on available-for-sale securities				1,687			1,687		1,687
Balance at Dec. 31, 2010	34	135,703	36,937	1,490	6,504	(392)	7,602	(576)	179,700
Balance (in Shares) at Dec. 31, 2010	1,675,021,100
Shares for exercise of stock options		453							453
Shares for exercise of stock options (in Shares)	6,290,200
Shares for Employee Stock Purchase Plan		541							541
Shares for Employee Stock Purchase Plan (in Shares)	5,720,450
Shares vested under restricted share units (in Shares)	16,514,200
Acquisition of treasury stock – shares								(10,565)	(10,565)
Retirement of treasury stock	(1)	(3,744)	(3,285)					7,030
Retirement of treasury stock (in Shares)	(50,280,350)
Stock-based compensation		3,672							3,672
Net income (loss)			9,006						9,006
Pension gain (loss)						(25)	(25)		(25)
Foreign currency translation adjustments					941		941		941
Unrealized loss on available-for-sale securities				(1,619)			(1,619)		(1,619)
Balance at Dec. 31, 2011	$ 33	$ 136,625	$ 42,658	$ (129)	$ 7,445	$ (417)	$ 6,899	$ (4,111)	$ 182,104
Balance (in Shares) at Dec. 31, 2011	1,653,265,600